Industry Segments Data (Reportable segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 910,198	$ 811,648	$ 710,181
Cost of Goods Sold	302,704	280,462	247,501
Contribution	607,494	531,186	462,680
Less SG&A	293,647	271,065	243,248
Plus share-based compensation expense	8,392	6,638	5,040
Plus non-cash contribution expense	0	0	960
Plus accretion expense	1,249	77	508
Other	(372)	447	869
Adjusted EBITDA	323,116	267,283	226,809
Capital expenditures	176,109	180,554
Goodwill	229,560	219,041	77,294
Total assets	2,058,498	2,011,807
Wholesale [Member]
Segment Reporting Information [Line Items]
Revenues	269,977	197,218	124,745
Consumer [Member]
Segment Reporting Information [Line Items]
Revenues	288,014	274,805	269,357
Business Services [Member]
Segment Reporting Information [Line Items]
Revenues	225,963	222,814	207,892
Managed Broadband [Member]
Segment Reporting Information [Line Items]
Revenues	126,244	116,811	108,187
Wireless [Member]
Segment Reporting Information [Line Items]
Revenues		197,218	124,745
Cost of Goods Sold	90,920	68,086	58,737
Contribution	179,057	129,132	66,008
Less SG&A	21,631	20,030	15,475
Plus share-based compensation expense	0	0	0
Plus non-cash contribution expense			0
Plus accretion expense	733	507	269
Other	0	0	0
Adjusted EBITDA	158,159	109,609	50,802
Capital expenditures	30,243	28,156
Goodwill	164,312	155,445
Total assets	625,417	624,740
Wireless [Member] | Wholesale [Member]
Segment Reporting Information [Line Items]
Revenues	269,977	197,218	124,745
Wireless [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Wireless [Member] | Business Services [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Wireless [Member] | Managed Broadband [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Wireline [Member]
Segment Reporting Information [Line Items]
Revenues	640,221	614,430	585,436
Cost of Goods Sold	211,784	212,376	188,764
Contribution	428,437	402,054	396,672
Less SG&A	272,016	251,035	227,773
Plus share-based compensation expense	8,392	6,638	5,040
Plus non-cash contribution expense			960
Plus accretion expense	516	(430)	239
Other	(372)	447	869
Adjusted EBITDA	164,957	157,674	176,007
Capital expenditures	145,866	152,398
Goodwill	65,248	63,596
Total assets	1,433,081	1,387,067
Wireline [Member] | Wholesale [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Wireline [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Revenues	288,014	274,805	269,357
Wireline [Member] | Business Services [Member]
Segment Reporting Information [Line Items]
Revenues	225,963	222,814	207,892
Wireline [Member] | Managed Broadband [Member]
Segment Reporting Information [Line Items]
Revenues	$ 126,244	$ 116,811	$ 108,187